Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 16,623,152	$ 1,494,150	$ 949,914	$ 1,487,666	$ 2,683,371	$ 6,079,380	$ 9,246,058	$ 5,214,449	$ 920,240	$ 233,661	$ 26,326	$ 36,907
Net operating loss carryforwards, expiration	2032	2031	2030	2029	2028	2027	2026	2025	2024	2018	2017	2016